Intangible Assets - Composition and Movements in Net Intangible Assets (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	€ 18,005	€ 18,005	€ 20,518
Additions		1,978	1,818
Amortization		(3,298)	(3,443)
Disposals		(19)	2
Transfers and others		454	398
Translation differences and hyperinflation adjustments	483	(261)	(1,315)
Exclusion of companies		(3)	27
Ending balance		16,856	18,005
Service concession arrangements and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	10,785	10,785	11,594
Additions		509	493
Amortization		(1,221)	(1,234)
Disposals		0	0
Transfers and others		(9)	852
Translation differences and hyperinflation adjustments	458	(69)	(920)
Exclusion of companies		0	0
Ending balance		9,995	10,785
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,987	2,987	2,892
Additions		632	640
Amortization		(1,450)	(1,441)
Disposals		(19)	0
Transfers and others		876	1,109
Translation differences and hyperinflation adjustments	24	(86)	(216)
Exclusion of companies		0	3
Ending balance		2,940	2,987
Customer base
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,731	2,731	3,435
Additions		0	0
Amortization		(539)	(639)
Disposals		0	0
Transfers and others		(5)	1
Translation differences and hyperinflation adjustments		(49)	(87)
Exclusion of companies		0	21
Ending balance		2,138	2,731
Trademarks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	780	780	912
Additions		0	0
Amortization		(58)	(74)
Disposals		0	0
Transfers and others		0	0
Translation differences and hyperinflation adjustments		(32)	(58)
Exclusion of companies		0	0
Ending balance		690	780
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	86	86	127
Additions		22	18
Amortization		(30)	(55)
Disposals		0	2
Transfers and others		4	(5)
Translation differences and hyperinflation adjustments		(2)	(4)
Exclusion of companies		(3)	3
Ending balance		77	86
Intangible assets in process
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	€ 636	636	1,558
Additions		815	667
Amortization		0	0
Disposals		0	0
Transfers and others		(412)	(1,559)
Translation differences and hyperinflation adjustments		(23)	(30)
Exclusion of companies		0	0
Ending balance		€ 1,016	€ 636